Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Share Repurchase Activities
The following table represents share repurchase activities as part of this share repurchase program:

	Number of Shares Repurchased	Total Payments (in millions)	Average Price Paid Per Share
Period
2021 (October 1 - December 31)	5,778,649	$211	$36.51
Total 2021	5,778,649	211	36.51
2022 (January 1 - March 31)	3,433,610	140	40.84
2022 (April 1 - June 30)	1,870,854	66	35.15
2022 (July 1 - September 30)	1,200,000	39	32.75
2022 (October 1 - December 31)	1,142,105	38	33.33
Total 2022	7,646,569	283	37.05
2023 (January 1 - February 22)	409,037	$16	$39.56

Schedule of Stockholders Equity

	Common Stock	Treasury Stock		Total Common Stock Outstanding
Shares at December 31, 2020	94,464,343	—		94,464,343
Shares repurchased under repurchase program	—	(5,778,649)		(5,778,649)
Shares at December 31, 2021	94,464,343	(5,778,649)		88,685,694
Share-based compensation programs	10,568	1,640,405	(1)	1,650,973
Shares repurchased under repurchase program	—	(7,646,569)		(7,646,569)
Shares at December 31, 2022	94,474,911	(11,784,813)		82,690,098

(1) Represents net shares issued from treasury stock pursuant to the Company’s share-based compensation programs.

Schedule of Dividends Paid
The following table presents declaration date, record date, payment date and dividends paid per share of JFI’s common stock:

	Declaration Date	Record Date	Payment Date	Dividends Paid Per Share
Quarter Ended
03/31/2022	February 28, 2022	March 14, 2022	March 23, 2022	0.55
06/30/2022	May 9, 2022	June 2, 2022	June 16, 2022	0.55
09/30/2022	August 8, 2022	September 1, 2022	September 15, 2022	0.55
12/31/2022	November 7, 2022	December 1, 2022	December 15, 2022	0.55
Quarter Ended
12/31/2021	November 8, 2021	November 19, 2021	December 9, 2021	0.50